UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227
Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund                                                            as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.2%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 0.8%
$325	Puerto Rico Electric Power Authority, Variable Rate, 5.999%, 7/1/29 (1)(2)	$335,507
		$335,507
Hospital — 8.1%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	778,147
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	368,830
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,534,005
750	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	808,425
		$3,489,407
Insured-Education — 4.2%
1,900	Pennsylvania HEFA, (Temple University), (MBIA), 4.50%, 4/1/36	1,797,134
		$1,797,134
Insured-Electric Utilities — 9.4%
3,615	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	3,570,319
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.27%, 7/1/29 (1)(3)	445,900
		$4,016,219
Insured-Escrowed/Prerefunded — 16.6%
1,000	Butler School District, (FSA), Prerefunded to 4/1/14 , 5.00%, 4/1/31	1,059,540
2,500	Pennsylvania HEFA, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29	2,573,025
1,355	Philadelphia Natural Gas Works, (FSA), Prerefunded to 8/1/11, 5.125%, 8/1/31	1,427,791
400	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 6.613%, 7/1/32 (1)(3)	467,740
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	282,409
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,307,293
		$7,117,798
Insured-General Obligations — 31.2%
1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	1,725,620
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,229,952
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	521,735

$1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	$300,990
1,000	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	1,017,960
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,215,567
950	Neshaminy School District, (AMBAC), 4.375%, 5/1/27	900,258
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,037,700
500	Philadelphia, (FSA), 5.00%, 9/15/31	505,500
585	Philadelphia, (FSA), Variable Rate, 6.536%, 9/15/31 (1)(3)	604,305
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,014,250
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/29	445,592
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/30	420,378
1,290	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/31	368,682
1,060	Upper Clair Township School District, (FSA), 5.00%, 7/15/32	1,075,147
		$13,383,636
Insured-Hospital — 2.4%
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	1,013,520
		$1,013,520
Insured-Industrial Development Revenue — 4.0%
1,700	Allegheny County IDA, (MBIA), 5.00%, 11/1/29	1,728,950
		$1,728,950
Insured-Lease Revenue / Certificates of Participation — 7.2%
1,300	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	1,336,907
1,700	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,754,196
		$3,091,103
Insured-Other — 1.2%
500	Erie County Convention Center Authority, (FGIC), 5.00%, 1/15/36	507,805
		$507,805
Insured-Private Education — 10.2%
1,000	Chester County IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	1,013,670
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,357,233
		$4,370,903
Insured-Public Education — 8.2%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,500,968
1,000	Pennsylvania HEFA, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,013,260
		$3,514,228

Insured-Special Tax Revenue — 15.6%
4,350	Pittsburgh and Allegheny County Public Auditorium, (AMBAC), 5.00%, 2/1/29	4,405,898
1,925	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	657,830
1,180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	251,552
8,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,369,728
		$6,685,008
Insured-Transportation — 14.0%
2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	2,043,400
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,015,460
950	Pennsylvania Turnpike Commission, Registration Fee, (FSA), Variable Rate, 7.20%, 1/15/23 (1)(3)	1,208,951
815	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 6.617%, 7/1/36 (1)(3)	881,846
700	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.514%, 7/1/41 (1)(3)	842,688
		$5,992,345
Insured-Water and Sewer — 13.9%
1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	598,240
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	829,072
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	699,014
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,526,940
1,000	Philadelphia Water & Wastewater, (FGIC), Variable Rate, 6.535%, 11/1/31 (1)(3)	1,044,520
580	Pittsburgh Water and Sewer Authority, (AMBAC), Variable Rate, 6.915%, 12/1/27 (1)(3)	633,343
650	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	656,162
		$5,987,291
Private Education — 6.8%
3,000	Pennsylvania HEFA, (University of Pennsylvania), 4.75%, 7/15/35	2,932,890
		$2,932,890
Senior Living / Life Changes — 1.1%
$200	Montgomery County IDA, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$198,352
300	Montgomery County IDA, (Foulkeways at Gwynedd), 5.00%, 12/1/30	292,998
		$491,350
Transportation — 3.3%
1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,420,230
		$1,420,230
Total Tax-Exempt Investments — 158.2% (identified cost $66,838,175)		$67,875,324

Other Assets, Less Liabilities — 2.4%	$1,028,092
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.6)%	$(26,002,869)
Net Assets Applicable to Common Shares — 100.0%	$42,900,547

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 87.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 27.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $6,464,800 or 15.1% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.

See notes to financial statements

A summary of financial instruments at June 30, 2006 is as follows:

Interest Rate Swaps

At June 30, 2006, the Fund had entered into an interest rate swap agreement with JP Morgan Chase whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $7,000,000. In exchange the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a receivable for open swap contracts of $39,950 on June 30, 2006.

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$66,819,807
Gross unrealized appreciation	$1,500,914
Gross unrealized depreciation	(445,397)
Net unrealized appreciation	$1,055,517

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006